Simpson Thacher & Bartlett LLP

900 G STREET, NW

WASHINGTON, D.C. 20001

TELEPHONE: +1-202-636-5500

FACSIMILE: +1-202-636-5502

Direct Dial Number +1-202-636-5508	E-mail Address debra.sutter@stblaw.com

April 7, 2025

Re:  Franklin BSP Lending Fund (the “Fund”)

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of Franklin BSP Lending Fund (the “Fund”), we hereby submit for filing by electronic transmission the Fund’s Notification of Registration on Form N-8A, filed pursuant to Section 8(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund’s initial Registration Statement under the Securities Act of 1933, as amended, and the 1940 Act on Form N-2.

Any questions or communications regarding this filing should be directed to the undersigned at Debra.Sutter@stblaw.com or (202) 636-5508.

Very truly yours,

/s/ Debra Sutter

Debra Sutter

cc:	Jane Trust, Franklin Templeton

Todd Lebo, Esq., Franklin Templeton

David W. Blass, Esq., Simpson Thacher & Bartlett LLP

Steven Grigoriou, Esq., Simpson Thacher & Bartlett LLP

Ryan P. Brizek, Esq., Simpson Thacher & Bartlett LLP

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